Share based payments - Category (Details) - EquityInstruments	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subscription rights plans
Total rights outstanding	11,472,520	10,816,856	8,579,837	6,929,111
Members of the Board of Directors
Subscription rights plans
Total rights outstanding	7,500	75,000	157,560
Members of the Executive Committee
Subscription rights plans
Total rights outstanding	1,670,500	1,864,000	1,965,000
Personnel
Subscription rights plans
Total rights outstanding	9,794,520	8,877,856	6,457,277